Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Summary of accounts payable and accrued liabilities

	At December 31,	At December 31,
	2022	2021
Accounts payable	$7.0	$8.5
Accrued liabilities	36.1	25.1
	$43.1	$33.6